Long Term Restricted Stock Units	12 Months Ended
Dec. 31, 2011
Long Term Restricted Stock Units.
Long Term Restricted Stock Units

(16) Long Term Restricted Stock Units

        As a participant in the Troubled Asset Relief Program Capital Purchase Program (the "CPP"), the Company must comply with the Interim Final Rule on TARP Standards for Compensation and Corporate Governance issued in June 2009 by the Treasury, which implements the provisions of Section 111 of the Emergency Economic Stabilization Act of 2008, as amended by the American Recovery and Reinvestment Act of 2009. Pursuant to these provisions, the Company is subject to certain compensation restrictions, which include a prohibition on the payment or accrual of any bonuses (including equity-based incentive compensation) to certain officers and employees except for awards of CPP-compliant long-term restricted stock and stock units.

        On December 18, 2009, the Company's board of directors (the "Board") adopted the 2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan (the "Plan") to give the Company additional flexibility in the compensation of its officers, employees, consultants and advisors in compliance with all applicable laws and restrictions.

        The Plan authorizes the Company to issue Restricted Stock Units ("RSUs") to officers, employees, consultants and advisors of the Company and its subsidiaries. The Plan provides that RSUs shall be issued by a committee of the Board appointed by the Board from time to time consisting of at least two (2) members of the Board, each of whom is both a non-employee director and an outside director. On December 18, 2009, the Board adopted resolutions creating the Long-Term Restricted Stock Unit Plan Committee to administer the Plan. RSUs issued under the Plan are not equity and are payable only in cash. The Plan provides for both the issuance of CPP-compliant long-term RSUs as well as RSUs that are not CPP-compliant.

        Dennis E. Nixon, the Company's President, Chairman of the Board and a director of the Company, received an award of CPP-compliant RSUs, granted as of December 16, 2011, in the amount of $400,000 for his performance in 2011. Mr. Nixon was also awarded CPP-compliant RSU's granted as of December 15, 2010 and December 18, 2009 of $400,000 and $250,000 for his performance in 2010 and 2009, respectively. In order to meet the requirements of a CPP-compliant RSU, Mr. Nixon's RSUs do not exceed one-third of his total annual compensation.